Note 10 - Income Tax Expenses - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	$ (2,053)	$ (2,544)	$ 1,464
Deferred tax assets liabilities, balance	(2,112)	(2,053)	(2,544)	$ 1,464
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1)	(26)	(3,776)
Credit/(charged) to comprehensive income		25	3,750	(3,776)
Deferred tax assets liabilities, balance	(1)	(1)	(26)	(3,776)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	2,054	2,570	2,312
Credit/(charged) to comprehensive income	59	(516)	258	739
Acquisition				1,573
Deferred tax assets liabilities, balance	2,113	2,054	2,570	2,312
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,005	1,585	2,312
Credit/(charged) to comprehensive income		(580)	(727)	739
Acquisition				1,573
Deferred tax assets liabilities, balance	1,005	1,005	1,585	2,312
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1)	(8)	(13)
Credit/(charged) to comprehensive income		7	5	(13)
Deferred tax assets liabilities, balance	(1)	(1)	(8)	(13)
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance		(18)	(3,763)
Credit/(charged) to comprehensive income		18	3,745	(3,763)
Deferred tax assets liabilities, balance			(18)	(3,763)
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,049	985
Credit/(charged) to comprehensive income	59	64	985
Acquisition
Deferred tax assets liabilities, balance	$ 1,108	$ 1,049	$ 985